DEBT	6 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
DEBT

NOTE 10— DEBT

The Company borrowed from PRC banks, other financial institutions and third-parties as working capital funds. As of March 31, 2022 and September 30, 2021, the Company’s debt consisted of the following:

(a) Short-term loans:

		March 31, 2022	September 30, 2021
		(Unaudited)
Xi ‘an Xinchang Micro-lending Co. Ltd. (“Xinchang”)	(1)	$-	$12,904
China Construction Bank (“CCB’)	(2)	38,987	28,477
Shanghai Pudong Development Bank (“SPD Bank”)	(3)	$1,576,516	$-
Total short-term loans		$1,615,503	$41,381

(1) On November 4, 2020, the Company’s subsidiary, Xi’an App-Chem, entered into a loan agreement with Xi’an Xinchang Micro-lending Co. Ltd. (“Xinchang”) to borrow RMB 1.0 million (equivalent to US$154,847) as working capital for one year, with maturity date on November 3, 2021 and interest rate of 15.12% per annum. The loan was fully repaid upon maturity.

(2) On January 12, 2021, the Company’s subsidiary, Tongchuan DT entered into a loan agreement with China Construction Bank (“CCB’) to borrow RMB 183,903 (equivalent to US$28,477) as working capital for one year, with maturity date on January 12, 2022 and interest rate of 3.85% per annum. The loan was fully repaid upon maturity.

On January 17, 2022, Tongchuan DT entered into another loan agreement with China Construction Bank (“CCB’) to borrow RMB 247,300 (equivalent to US$38,987) as working capital for one year, with maturity date on January 17, 2023 and interest rate of 3.91% per annum.

(3) On December 6, 2021, the Company’s subsidiary, Xi’an App-Chem, obtained an approval of line of credit from Shanghai Pudong Development Bank (“SPD Bank”) for a maximum of RMB 15 million (approximately $2.5 million) loans as working capital for one year. On January 10, 2022, the Company borrowed RMB 10 million (equivalent to US$1.6 million) short-term loan out of this line of credit as working capital for one year, with interest rate of 5.0% per annum and maturity date on January 10, 2023. A third-party Xi’an Financial Guarantee Co., Ltd. provided guarantee to this loan. In addition, the Company pledged its 100% ownership interest in App-Chem Health and certain free patent owned by the Company as collateral to guarantee this loan. As of the date of this filing, the Company had the availability to borrow additional approximately RMB 5 million (equivalent to US$0.8 million) from SPD Bank before December 5, 2022.

(b) Long-term loans:

		March 31, 2022	September 30, 2021
		(Unaudited)
Xi’an High-Tech Emerging Industry Investment Fund Partnership	(4)	1,261,214	1,238,774
Webank Co., Ltd.	(5)	415,675	156,377
Huaxia Bank	(6)	693,667	743,264
Qishang Bank	(7)	315,303	387,117
Webank Co., Ltd.	(8)	88,735	96,005
China Resources Shenzhen International Investment Trust	(9)	151,083	-
Total		2,925,677	2,621,537
Less: current portion of long-term loans		(1,845,275)	(448,005)
Total long-term loans		$1,080,402	$2,173,532

(4) On June 26, 2017, the Company’s subsidiary, Xi’an App-Chem, entered into a loan agreement with third-party Xi’an High-tech Emerging Industries Investment Fund Partnership (the “Lender”) to borrow RMB 8.0 million (approximately $1.3 million) as working capital for three years, with maturity date on June 25, 2020 and an interest rate of 3.8% per annum. The Company’s controlling shareholder, Mr. Yongwei Hu, pledged his proportionate ownership interest in Xi’an App-chem as collateral to safeguard this loan.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10— DEBT (continued)

The loan matured on June 25, 2020 and not repaid on time due to COVID-19 impact. The Company has negotiated with the Lender to extend the loan repayment date to December 25, 2022 in accordance with a COVID-19 relief notice issued by local government, with adjusted interest rate of 4.75% per annum during the period from June 26, 2020 to June 25, 2021, and 5.225% per annum during the period from June 26, 2021 to December 25, 2022.

(5) On January 19, 2020, the Company’s subsidiary, Xi’an App-Chem, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 87,500 (equivalent to US$13,549) as working capital for 27 months, with maturity date on April 12, 2022 and interest rate of 18.0% per annum. In addition, on October 22, 2020, Xi’an App-Chem, entered into two loan agreements with Shenzhen Qianhai WeBank Co., Ltd, to borrow an aggregate of RMB 922,381 (equivalent to US$142,827) loans as working capital for two years, with maturity date on October 12, 2022 and interest rate of 14.4% per annum. These loans were fully repaid on February 11, 2022.

On February 10, 2022, Xi’an App-Chem, entered into two loan agreements with Shenzhen Qianhai WeBank Co., Ltd, to borrow an aggregate of RMB 1.87 million (equivalent to US$294,809) loans as working capital for two years, with maturity date on February 12, 2024 and interest rate of 8.1% per annum. In addition, on February 11, 2022, Xi’an App-Chem, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 766,667 (equivalent to US$120,866) loans as working capital for two years, with maturity date on February 12, 2024 and interest rate of 12.6% per annum.

Loans from Shenzhen Qianhai WeBank Co., Ltd, in the amount of RMB 1,290,476 (equivalent to US$203,446) was reclassified as current portion of long-term loans as of March 31, 2022.

(6) On April 3, 2020, Xi’an App-Chem, obtained a line of credit approval from Huaxia Bank for a maximum of RMB 15 million (approximately $2.4 million) loans, including RMB 3 million (approximately US$0.5 million) loans as working capital for one year with fixed interest rate of 9% per annum and RMB 12 million (approximately $1.9 million) loans as working capital for three years with fixed interest rate of 6.6% per annum. On April 16, 2020, the Company borrowed RMB 2.0 million (approximately $0.3 million) out of a line of credit from Huaxia Bank as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023. From May 14, 2021 to July 7, 2021, Xi’an App-Chem, entered into additional two loan agreements with Huaxia Bank, to borrow total of RMB 3 million (approximately $0.5 million) as working capital for two years, with interest rate of 8.5% per annum and maturity date on May 14, 2023 and July 8, 2023, respectively. As of March 31, 2022, the Company borrowed total of RMB 5 million long-term loans out of this line of credit. According to the loan repayment terms, the Company repaid RMB 0.6 million (equivalent to $94,591) to Huaxia Bank before March 31, 2022 and is required to repay additional RMB 0.5 million (equivalent to $78,826) before March 31, 2023, with the remaining balance of RMB 3.9 million (equivalent to $614,841) to be repaid upon maturity. Accordingly, as of March 31, 2022, US$78,826 was reclassified as current portion of long-term loans.

(7) On December 10, 2020, the Company’s subsidiary, Xi’an App-Chem, obtained an approval of line of credit from Qishang Bank Co., Ltd. (“Qishang Bank”) for a maximum of RMB 13 million (approximately $2.0 million) loans as working capital. On December 15, 2020, the Company borrowed RMB 3.0 million (approximately $0.5 million) as working capital for three years, with maturity date on December 13, 2023 and interest rate of 6.65% per annum. The Company pledged certain free patent owned by the Company as collateral to safeguard this loan. In addition, the Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, also pledged their personal residence properties as collateral to safeguard this loan. The Company repaid RMB 1.0 million (equivalent to $157,652) before March 31, 2022 and the outstanding loan balance as of March 31, 2022 was RMB 2.0 million (equivalent to $315,303). According to the payment term, the Company is required to repay RMB 0.5 million (equivalent to US$78,826) on June 21, 2021 and December 21, 2022, respectively, with the remaining balance of RMB 1.0 million (equivalent to US$157,652) to be repaid upon maturity. Accordingly, as of March 31, 2022, RMB 1.0 million (equivalent to US$157,652) was reclassified as current portion of long-term loans. As of the date of this filing, the Company had the availability to borrow additional approximately $1.5 million (RMB 10.0 million) from Qishang Bank before December 9, 2023.

(8) On June 20, 2021, Xi’an App-Chem’s subsidiary, Tianjin YHX, entered into a loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 442,857 (equivalent to US$69,817) as working capital for 24 months, with maturity date on June 20, 2023 and interest rate of 14.4% per annum.

On March 14, 2022, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 120,000 (equivalent to US$18,918) as working capital for 24 months, with maturity date on March 20, 2024 and interest rate of 15.39% per annum.

Loans from Shenzhen Qianhai WeBank Co., Ltd, in the amount of RMB 414,286 (equivalent to US$65,313) was reclassified as current portion of long-term loans as of March 31, 2022.

(9) On March 1, 2021, Tianjin YHX, entered into another loan agreement with Shenzhen Qianhai WeBank Co., Ltd, to borrow RMB 1.0 million (equivalent to US$151,083) as working capital for 24 months, with maturity date on February 20, 2024 and interest rate of 16.2% per annum.

For the above-mentioned short-term and long-term loans from PRC banks and financial institutions, interest expense amounted to $277,764 and $197,168 for the six months ended March 31, 2022 and 2021, respectively.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 10— DEBT (continued)

As of the date of this filing, the Company had the availability to borrow an aggregate of approximately $4.4 million (RMB 28 million) line of credit from the following financial institutions before December 2023:

Name of financial institution:	Amount
Qishang Bank	$1,576,516
Bohai Bank	2,049,471
SPD Bank	788,258
Total	$4,414,245